UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4009

GOVERNMENT SECURITIES VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2009

Government Securities Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - 96.8%
Agency - Other - 4.7%
Financing Corp., 9.4%, 2018	$1,020,000	$1,397,738
Financing Corp., 10.35%, 2018	500,000	724,057
Financing Corp., STRIPS, 0%, 2017	1,220,000	869,880

		$2,991,675

Asset Backed & Securitized - 1.7%
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	$424,864	$369,760
Greenwich Capital Commercial Funding Corp., FRN, 6.116%, 2038	67,787	62,018
GS Mortgage Securities Corp., 5.56%, 2039	227,240	199,710
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	249,825	218,365
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	242,098	212,149

		$1,062,002

Local Authorities - 0.2%
University of California Rev. (Build America Bonds), 5.77%, 2043	$125,000	$134,580

Mortgage Backed - 65.0%
Fannie Mae, 5.503%, 2011	$79,000	$84,465
Fannie Mae, 6.088%, 2011	124,000	131,640
Fannie Mae, 4.73%, 2012	89,513	94,670
Fannie Mae, 4.79%, 2012 - 2015	1,071,858	1,126,469
Fannie Mae, 4.542%, 2013	53,239	56,148
Fannie Mae, 4.845%, 2013	247,176	263,003
Fannie Mae, 5%, 2013 - 2039	3,454,418	3,611,922
Fannie Mae, 5.06%, 2013	99,499	104,856
Fannie Mae, 5.098%, 2013	126,405	135,527
Fannie Mae, 4.582%, 2014	96,982	102,373
Fannie Mae, 4.6%, 2014	119,350	125,946
Fannie Mae, 4.609%, 2014	361,901	382,361
Fannie Mae, 4.77%, 2014	100,764	107,108
Fannie Mae, 4.84%, 2014	720,258	765,745
Fannie Mae, 4.872%, 2014	457,887	485,325
Fannie Mae, 5.1%, 2014 - 2015	194,848	209,487
Fannie Mae, 4.5%, 2015 - 2028	1,979,711	2,081,845
Fannie Mae, 4.56%, 2015	154,081	161,977
Fannie Mae, 4.62%, 2015	171,675	181,012
Fannie Mae, 4.665%, 2015	104,049	109,916
Fannie Mae, 4.7%, 2015	119,589	126,507
Fannie Mae, 4.74%, 2015	96,362	102,068
Fannie Mae, 4.81%, 2015	122,248	130,411
Fannie Mae, 4.815%, 2015	117,000	124,326
Fannie Mae, 4.82%, 2015	240,062	255,027
Fannie Mae, 4.89%, 2015	84,294	89,866
Fannie Mae, 4.921%, 2015	297,939	318,167
Fannie Mae, 5.466%, 2015	199,521	218,299
Fannie Mae, 6.5%, 2016 - 2037	1,218,886	1,312,530
Fannie Mae, 5.5%, 2017 - 2037	8,760,174	9,225,733
Fannie Mae, 6%, 2017 - 2037	2,685,634	2,848,621
Fannie Mae, 4.874%, 2019	242,459	253,574
Fannie Mae, 4.88%, 2020	77,792	82,803
Fannie Mae, 7.5%, 2022 - 2031	123,046	137,790
Freddie Mac, 4.375%, 2015	250,366	257,903
Freddie Mac, 5%, 2016 - 2032	2,322,352	2,417,981
Freddie Mac, 5.085%, 2019	312,000	335,734
Freddie Mac, 6%, 2019 - 2038	3,009,804	3,194,599
Freddie Mac, 4.5%, 2022 - 2026	770,647	795,257
Freddie Mac, 5.5%, 2022 - 2036	4,860,650	5,089,547
Freddie Mac, 6.5%, 2032 - 2037	450,727	484,336
Ginnie Mae, 5.5%, 2033 - 2038	1,998,537	2,107,063
Ginnie Mae, 5.612%, 2058	577,652	602,560
Ginnie Mae, 6.36%, 2058	336,961	359,061

		$41,191,558

Municipals - 4.2%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$670,000	$794,406
Harris County, TX, “C”, FSA, 5.25%, 2027	125,000	150,703
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	350,000	434,739
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	250,000	312,405
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	245,000	317,745
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	115,000	142,426
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	440,000	524,049

		$2,676,473

U.S. Government Agencies and Equivalents - 7.6%
Aid-Egypt, 4.45%, 2015	$473,000	$503,187
Empresa Energetica Cornito Ltd., 6.07%, 2010	712,000	729,230
Farmer Mac, 5.5%, 2011 (n)	690,000	736,301
Small Business Administration, 8.7%, 2009	4,382	4,442
Small Business Administration, 6.44%, 2021	320,001	346,774
Small Business Administration, 6.625%, 2021	387,427	421,524
Small Business Administration, 4.98%, 2023	190,174	199,451
Small Business Administration, 4.77%, 2024	418,601	440,465
Small Business Administration, 4.99%, 2024	192,497	203,074
Small Business Administration, 5.11%, 2025	255,197	270,243
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	537,897
U.S. Department of Housing & Urban Development, 6.59%, 2016	430,000	435,741

		$4,828,329

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - 13.4%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$26,177
U.S. Treasury Bonds, 7.5%, 2016	218,000	281,033
U.S. Treasury Bonds, 4.75%, 2017	507,000	564,949
U.S. Treasury Bonds, 7.875%, 2021	63,000	87,826
U.S. Treasury Bonds, 6.25%, 2023	16,000	20,055
U.S. Treasury Bonds, 6.75%, 2026	396,000	529,526
U.S. Treasury Bonds, 5.25%, 2029	1,469,000	1,705,187
U.S. Treasury Bonds, 4.375%, 2038	41,000	43,191
U.S. Treasury Notes, 4.75%, 2010	450,000	457,646
U.S. Treasury Notes, 1.125%, 2012	1,170,000	1,170,000
U.S. Treasury Notes, 4.125%, 2012	53,000	57,161
U.S. Treasury Notes, 4%, 2014	211,000	228,226
U.S. Treasury Notes, 2.625%, 2016	201,000	198,393
U.S. Treasury Notes, 3.75%, 2018 (f)	2,002,000	2,071,602
U.S. Treasury Notes, 6.375%, 2027	326,000	423,698
U.S. Treasury Notes, TIPS, 1.625%, 2015	632,707	644,570

		$8,509,240

Total Bonds		$61,393,857

MONEY MARKET FUNDS (v) - 3.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	1,925,639	$1,925,639

PUT OPTIONS PURCHASED - 0.0%
U.S. Treasury Note 10 year Futures - October 2009 @ $117	19	$8,313

Total Investments		$63,327,809

OTHER ASSETS, LESS LIABILITIES - 0.2%		113,225

NET ASSETS - 100.0%		$63,441,034

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $736,301 representing 1.2% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Insurers
FSA	Financial Security Assurance, Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Government Securities Variable Account

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the variable account’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$8,313	$16,329,244	$—	$16,337,557
Municipal Bonds	—	2,676,473	—	2,676,473
Corporate Bonds	—	134,580	—	134,580
Residential Mortgage-Backed Securities	—	41,191,558	—	41,191,558
Commercial Mortgage-Backed Securities	—	1,062,002	—	1,062,002
Mutual Funds	1,925,639	—	—	1,925,639

Total Investments	$1,933,952	$61,393,857	$—	$63,327,809

Other Financial Instruments
Futures	$17,043	$—	$—	$17,043

For further information regarding security characteristics, see the Portfolio of Investments.

Government Securities Variable Account

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	18	$2,089,688	Dec-09	$24,406
U.S. Treasury Note 10 yr (Long)	USD	3	$354,984	Dec-09	$5,076

Liability Derivatives					29,482
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	7	$849,625	Dec-09	$(12,439)

					$17,043

At September 30, 2009, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	17,816,761	(15,891,122)	1,925,639

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,253	$1,925,639

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 16, 2009

*	Print name and title of each signing officer under his or her signature.